Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Right of use assets Disclosure and Lease liabilities [abstract]
Disclosure of Right-of-use assets roll forward
(USD millions)	2021	2020

Right-of-use assets at January 1	1 676	1 677

Impact of acquisitions of businesses		32

Additions	321	346

Depreciation charge	-318	-330

Lease contract terminations [1]	-66	-63

Impact of divestments		-32

Currency translation effects	-52	46

Total right-of-use assets at December 31 [2]	1 561	1 676

[1] Lease contract terminations also includes modifications to existing leases that result in reductions to the right-of-use assets, and reductions due to sub-leasing.
[2] No impairment charge was recorded in 2021 (2020: nil).

Disclosure of right-of-use assets carrying value and depreciation charge
(USD millions)	December 31, 2021 carrying value	Depreciation charge 2021	December 31, 2020 carrying value	Depreciation charge 2020

Land	522	11	528	11

Buildings	866	192	963	207

Vehicles	136	105	155	100

Machinery and equipment, and other assets	37	10	30	12

Total right-of-use assets	1 561	318	1 676	330

Disclosure of maturity analysis of lease liability
(USD millions)	Lease liabilities 2021	Lease liabilities undiscounted 2021	Lease liabilities 2020	Lease liabilities undiscounted 2020

Less than one year	275	324	286	338

Between one and two years	216	258	229	274

Between two and three years	162	198	186	226

Between three and four years	139	172	148	183

Between four and five years	122	154	129	160

After five years	982	2 243	1 027	2 326

Total lease liabilities	1 896	3 349	2 005	3 507

Less current portion of lease liabilities	-275	-324	-286	-338

Non-current portion of lease liabilities	1 621	3 025	1 719	3 169

Commitments for leases not yet commenced		134		4

Additional disclosures related to right-of-use assets and lease liabilities [table text block]
(USD millions)	2021	2020	2019

Interest expense on lease liabilities [1]	62	67	66

Expense on short-term leases	6	4	7

Expense on low-value leases	7	7	8

Total cash outflows for leases	381	379	339

Thereof:

Cash outflows for short-term leases and low-value leases [2]	13	11	15

Payments of interest [3]	52	56	51

Payments of lease liabilities [4]	316	312	273

[1] The weighted average interest rate is 3.2% (2020: 3.4%, 2019: 3.9%).
[2] Cash flows from short-term and low-value leases are included within total net cash flows from operating activities. The portfolio of short-term leases to which the Group is committed to at December 31, 2021, 2020 and 2019, is similar to the portfolio of short-term leases the Group entered into during 2021, 2020 and 2019.

[3] Included within total net cash flows from operating activities
[4] Reported as cash outflows used in financing activities net of lease incentives received of USD nil (2020: nil, 2019: USD 33 million)